Consolidated Balance Sheets	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 85,236,288	$ 12,188,627	¥ 36,523,995
Accounts receivable, net	298,377	42,667	2,712,845
Prepaid expenses and other current assets	25,832,459	3,693,993	27,402,834
Total current assets	111,367,124	15,925,287	66,639,674
Long-term investments			38,000,000
Property and equipment, net	32,139,682	4,595,913	38,669,283
Intangible assets, net	32,482,513	4,644,938	46,264,914
Goodwill	162,380,773	23,220,142	196,289,492
Other non-current assets	39,288,983	5,618,250	35,156,141
Right-of-use assets	30,638,920	4,381,307	35,907,761
Total assets	408,297,995	58,385,837	456,927,265
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIE without recourse to the Company of RMB117,920 and RMB62,496 as of December 31, 2024 and 2025, respectively)	56,493,791	8,078,505	56,372,960
Short-term loan	1,000,000	142,998
Lease liabilities-current	15,303,799	2,188,414	18,085,643
Deferred revenues	271,781,907	38,864,296	280,036,806
Total current liabilities	344,579,497	49,274,213	354,495,409
Lease liabilities-non-current	14,617,119	2,090,220	17,120,842
Long-term loan	15,031,900	2,149,533
Deferred income tax liabilities	2,086,619	298,383	5,664,822
Total liabilities	376,315,135	53,812,349	377,281,073
Shareholders' equity:
Par value USD 0.01, authorized: 500,000,000 shares Issued: 64,581,140 and 64,497,800 shares as of December 31, 2024 and 2025, respectively Outstanding: 63,249,096 and 63,593,666 shares as of December 31, 2024 and 2025, respectively	4,780,117	683,548	4,755,623
Treasury shares-585,358 common shares as of December 31, 2024 and 2025, at cost	(8,201,046)	(1,172,734)	(8,201,046)
Additional paid-in capital	548,769,331	78,472,970	547,915,003
Accumulated other comprehensive loss	(37,446,814)	(5,354,823)	(36,952,183)
Accumulated deficit	(475,854,443)	(68,046,280)	(427,806,949)
Total shareholders' equity attributable to ATA Creativity Global	32,047,145	4,582,681	79,710,448
Non-controlling interests	(64,285)	(9,193)	(64,256)
Total shareholders' equity	31,982,860	4,573,488	79,646,192
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 408,297,995	$ 58,385,837	¥ 456,927,265